Business Combinations	12 Months Ended
Jun. 30, 2021
Business combinations [Abstract]
Business Combinations	Business Combinations

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net identifiable assets acquired. Acquisition costs incurred are expensed through the statement of comprehensive loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-out milestones are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

(a)     Business Combinations Completed During the Year Ended June 30, 2021

During the year ended June 30, 2021, the Company did not complete any business acquisitions.

(b)    Business Combinations Completed During the Year Ended June 30, 2020

Reliva LLC (“Reliva”)

On May 28, 2020, the Company acquired Reliva, a U.S. company based in Massachusetts specialized in the sale of hemp-derived CBD products. The acquisition marked the Company’s entry into the U.S. CBD market.

The Company acquired all of the issued and outstanding shares of Reliva for aggregate consideration of $52.5 million comprised of 2,480,810 Aurora common shares at a price of US$15.34 per share with a fair value of $52.4 million (US$38.1 million) and $0.1 million held in escrow for a holdback related to Reliva’s trademarks. The contingent consideration represents the fair value of the US$45.0 million gross consideration to be paid out contingent upon Reliva achieving certain Earnings Before Interest, Depreciation and Amortization (“EBITDA”) targets over the twelve months ending December 31, 2020 and December 31, 2021. The contingent consideration is payable in Aurora common shares, cash, or any combination thereof at Aurora’s sole discretion. The December 31, 2020 EBITDA target was not met and no consideration was paid for this milestone.

Total consideration	$
Common shares issued	52,380
Funds held in escrow	138
52,518

Net identifiable assets acquired (liabilities assumed)
Cash	280
Accounts receivable	316
Inventories	1,195
Prepaids and other current assets	657
Intangible asset: Distribution network	13,489
Accounts payable and accrued liabilities	(429)
Deferred revenue	(618)
14,890

Purchase price allocation
Net identifiable assets acquired	14,890
Goodwill	37,628
52,518

Net cash outflows
Cash acquired	280
280

Acquisition costs expensed
Year ended June 30, 2020	1,849

Goodwill arising from the acquisition represents expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. The goodwill arising on this acquisition is expected to be fully deductible for tax purposes. During the year ended June 30, 2021, the Company recognized an impairment on these intangible assets and goodwill (Note 15).

During the year ended June 30, 2021, management finalized the purchase price allocation of Reliva based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values presented at June 30, 2020 were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Consideration paid	53,068	(550)	52,518
Goodwill	38,178	(550)	37,628
For the year ended June 30, 2020, Reliva accounted for $0.6 million in revenue and $0.1 million in net loss since the May 28, 2020 acquisition date. If the acquisition had been completed on July 1, 2019, the Company estimates it would have recorded an increase of $7.6 million in revenue and an increase of $1.9 million in net loss for the year ended June 30, 2020.